General (Details) (USD $)	3 Months Ended			6 Months Ended																	6 Months Ended						12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Jun. 30, 2013 property	Jun. 30, 2012 property	Jun. 30, 2013 SPPR-South Bend, LLC [Member] Supertel Limited Partnership [Member]	Jun. 30, 2013 SPPR-BMI, LLC [Member] Supertel Limited Partnership [Member]	Jun. 30, 2013 SPPR-BMI, LLC [Member] SPPR-BMI Holdings, Inc. [Member]	Jun. 30, 2013 SPPR-BMI Holdings, Inc. [Member]	Jun. 30, 2013 SPPR Holdings, Inc. [Member]	Jun. 30, 2013 Supertel Hospitality Management, Inc [Member] Supertel Hospitality, Inc. [Member]	Jun. 30, 2013 Supertel Limited Partnership [Member] Supertel Hospitality REIT Trust [Member]	Jun. 30, 2013 SPPR-Hotels, LLC [Member] Supertel Limited Partnership [Member]	Jun. 30, 2013 SPPR-Hotels, LLC [Member] SPPR Holdings, Inc. [Member]	Jun. 30, 2013 SPPR-Dowell LLC [Member] Supertel Limited Partnership [Member]	Jun. 30, 2013 SPPR-Dowell LLC [Member] SPPR-Dowell Holdings, Inc [Member]	Jun. 30, 2013 SPPR-Dowell Holdings, Inc [Member]	Jun. 30, 2013 Solomons Beacon Inn Limited Parternship [Member] Supertel Hospitality, Inc. [Member]	Jun. 30, 2013 Solomons Beacon Inn Limited Parternship [Member] Supertel Limited Partnership [Member]	Jun. 30, 2013 TRS Leasing, Inc [Member] property	Jun. 30, 2013 Hospitality Management Advisors, Inc. [Member] property	Jun. 30, 2013 Strand Development Company LLC [Member] property	Jun. 30, 2013 Kinseth Hotel Corporation [Member] property	Jun. 30, 2013 Cherry Cove Hospitality Management, LLC [Member]	Jun. 30, 2013 HLC Hotels Inc [Member] property	Jun. 30, 2013 Sppr Hotels Sppr South Bend Sppr Bmi Sppr Dowell Llc [Member] property	Dec. 31, 2012 Scenario, Previously Reported [Member] property	Jun. 30, 2013 Subsequent Event [Member] security	Dec. 31, 2012 Subsequent Event [Member] Changes Reflected In Previous Adjustment [Member] property	Jun. 30, 2013 Subsequent Event [Member] Changes Reflected In The Current Adjustment [Member] property	Dec. 31, 2012 Subsequent Event [Member] Changes Reflected In The Current Adjustment [Member] property
Related Party Transaction [Line Items]
Number of hotels held for sale	26		26	26																							22
Additional Number Of Hotels Classified As Held For Sale																													7		8
Number of hotels reclassified as held for use																															1
Number of hotels sold	8	2	13	10	15																									10
Impact of assets reclassification to increase losses from continuing operation	$ (155,000)		$ (192,000)
Reverse stock split ratio																												0.125
Entity incorporation, date of incorporation				Aug. 23, 1994
Number of hotels company having interests in	66			66
Number of properties held by related parties																				51						10
Holding interest						100.00%	99.00%	1.00%	100.00%	100.00%	100.00%	99.00%	99.00%	1.00%	99.00%	1.00%	100.00%	1.00%	99.00%
Number of hotels owned																				76
Base management fee received on gross hotel revenues by managing related parties, percentage																					3.50%	3.50%	3.50%	3.50%	5.00%
Annual incentive fee																									10.00%
Average annual net operating income in excess of investments in hotels, percentage																									10.50%
Number of hotels managed by related parties																					20	13	33		2
Number of extended-stay hotels managed by related parties																						7
Number of operating states of hotels managed by related parties																							8
Management fee received on hotel net operating income by managing related parties, percentage																					2.25%	2.25%	2.25%	2.25%